Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of trade and other payables

	June 30,	December 31,
	2026	2025
	$'m	$'m

Non‑current
Deferred revenue(a)	121.3	111.2
Other payables	10.9	11.1
	132.2	122.3
Current
Trade payables	178.8	148.4
Deferred revenue	45.9	46.6
Withholding tax payable	2.4	3.5
Payroll and other related statutory liabilities	22.2	34.4
VAT payables	13.4	22.9
Other payables(b)	71.0	22.2
	333.7	278.0